Noncontrolling Interests	3 Months Ended	12 Months Ended
	May 31, 2021	Feb. 28, 2021
Noncontrolling Interest [Abstract]
Noncontrolling Interests

16.	Noncontrolling Interests
Noncontrolling interest represents the portion of E2open Holdings that we control and consolidate but do not own. As of May 31, 2021 and February 28, 2021, the noncontrolling interests represent a 16.0% ownership in E2open Holdings.
Generally, common units of E2open Holdings participate in net income or loss allocations and distributions and entitle their holder to the right, subject to the terms set forth in the limited liability agreement, to require E2open Holdings to redeem all or a portion of the common units held by such participant. At our option, we may satisfy this redemption with cash or by exchanging Class V Common Stock for our Class A Common Stock on a
one-for-one
basis.
As of May 31, 2021 and February 28, 2021, there were a total of 35.6 million common units held by participants of E2open Holdings. There were no changes in the numbers of common units held by participants during the three months ended May 31, 2021.
We follow the guidance issued by the FASB regarding the classification and measurement of redeemable securities. Accordingly, we have determined that the common units meet the requirements to be classified as permanent equity. We did not redeem any common units during the three months ended May 31, 2021.

19.	NONCONTROLLING INTERESTS
Noncontrolling interest represents the portion of E2open Holdings that the Company controls and consolidates but does not own. As of February 28, 2021, the noncontrolling interest represents a 16.0% ownership in E2open Holdings.
Generally, common units of E2open Holdings participate in net income or loss allocations and distributions and entitle their holder to the right, subject to the terms set forth in the Third Company Agreement, to require E2open Holdings to redeem all or a portion of the common units held by such participant. At the Company’s option, it may satisfy this redemption with cash or by exchanging Class V Common Stock for the Company’s Class A Common Stock on a
one-for-one
basis.
As of February 28, 2021, there were a total of 35.6 million common units held by participants of E2open Holdings. There were no changes in the numbers of common units held by participants during the period from February 4, 2021 through February 28, 2021.
The Company follows the guidance issued by the FASB regarding the classification and measurement of redeemable securities. Accordingly, the Company has determined that the common units meet the requirements to be classified as permanent equity. The Company did not redeem any common units during the period from February 4, 2021 through February 28, 2021.